Mining Interest Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 2,046,731	$ 2,035,097
Property, plant and equipment, ending balance	2,387,020	2,046,731
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments accounted for using equity method, beginning balance	130,736	72,078
Additions	35,888	56,237
Disposals / write-offs	0	0
Reclass / Impairment reversal	(90,389)	2,421
Investments accounted for using equity method, ending balance	76,235	130,736
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	2,177,467	2,107,175
Total property, plant and equipment and joint ventures, ending balance	2,463,255	2,177,467
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,926,890	3,113,126
Additions	391,713	342,422
Disposals / write-offs	(39,269)	(607,114)
Reclass / Impairment reversal	261,055	78,456
Property, plant and equipment, ending balance	3,540,389	2,926,890
Reconciliation Of Changes In Property, Plant And Equipment And Joint Ventures Accounted For Using Equity Method [Roll Forward]
Total property, plant and equipment and joint ventures, beginning balance	3,057,626	3,185,204
Additions	427,601	398,659
Disposals / write-offs	(39,269)	(607,114)
Reclass / Impairment reversal	170,666	80,877
Total property, plant and equipment and joint ventures, ending balance	3,616,624	3,057,626
Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(880,159)	(1,078,029)
Depreciation	(299,972)	(270,116)
Disposals / write-offs	26,762	467,986
Property, plant and equipment, ending balance	(1,153,369)	(880,159)
Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,899,599	1,881,768
Property, plant and equipment, ending balance	2,110,532	1,899,599
Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,776,947	2,957,959
Additions	336,327	317,847
Disposals / write-offs	(27,916)	(599,336)
Reclass / Impairment reversal	174,309	100,477
Property, plant and equipment, ending balance	3,259,667	2,776,947
Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(877,348)	(1,076,191)
Depreciation	(298,549)	(269,143)
Disposals / write-offs	26,762	467,986
Property, plant and equipment, ending balance	(1,149,135)	(877,348)
Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	144,972	152,649
Property, plant and equipment, ending balance	252,328	144,972
Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	144,972	152,649
Additions	31,963	22,122
Disposals / write-offs	(11,353)	(7,778)
Reclass / Impairment reversal	86,746	(22,021)
Property, plant and equipment, ending balance	252,328	144,972
Office, furniture and equipment, net
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,160	680
Property, plant and equipment, ending balance	24,160	2,160
Office, furniture and equipment, net | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,971	2,518
Additions	23,423	2,453
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	28,394	4,971
Office, furniture and equipment, net | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,811)	(1,838)
Depreciation	(1,423)	(973)
Disposals / write-offs	0	0
Property, plant and equipment, ending balance	(4,234)	(2,811)
Fekola | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,064,285	1,024,156
Property, plant and equipment, ending balance	1,099,575	1,064,285
Fekola | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,322,865	1,168,491
Additions	200,540	156,894
Disposals / write-offs	(7,271)	(2,520)
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	1,516,134	1,322,865
Fekola | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(258,580)	(144,335)
Depreciation	(164,898)	(115,676)
Disposals / write-offs	6,919	1,431
Property, plant and equipment, ending balance	(416,559)	(258,580)
Masbate | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	519,802	433,488
Property, plant and equipment, ending balance	685,139	519,802
Masbate | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	815,418	681,509
Additions	57,479	40,867
Disposals / write-offs	(629)	(7,435)
Reclass / Impairment reversal	174,309	100,477
Property, plant and equipment, ending balance	1,046,577	815,418
Masbate | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(295,616)	(248,021)
Depreciation	(66,347)	(51,859)
Disposals / write-offs	525	4,264
Property, plant and equipment, ending balance	(361,438)	(295,616)
Otjikoto | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	315,512	336,548
Property, plant and equipment, ending balance	325,818	315,512
Otjikoto | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	638,664	575,127
Additions	78,308	64,266
Disposals / write-offs	(20,016)	(729)
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	696,956	638,664
Otjikoto | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(323,152)	(238,579)
Depreciation	(67,304)	(85,288)
Disposals / write-offs	19,318	715
Property, plant and equipment, ending balance	(371,138)	(323,152)
Gramalote
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Investments in joint ventures (accounted for using the equity method) beginning balance	77,265	72,078
Additions	13,124	5,187
Disposals / write-offs	0	0
Reclass / Impairment reversal	(90,389)	0
Investments in joint ventures (accounted for using the equity method) ending balance	0	77,265
Gramalote | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	95,435	0
Gramalote | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Additions	8,689
Disposals / write-offs	0
Reclass / Impairment reversal	86,746
Property, plant and equipment, ending balance	95,435	0
Limon | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	67,722
Property, plant and equipment, ending balance		0
Limon | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	217,263
Additions		35,099
Disposals / write-offs		(252,362)
Reclass / Impairment reversal		0
Property, plant and equipment, ending balance		0
Limon | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	(149,541)
Depreciation		(10,608)
Disposals / write-offs		160,149
Property, plant and equipment, ending balance		0
Libertad | Property, plant and equipment (depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	19,854
Property, plant and equipment, ending balance		0
Libertad | Property, plant and equipment (depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	315,569
Additions		20,721
Disposals / write-offs		(336,290)
Reclass / Impairment reversal		0
Property, plant and equipment, ending balance		0
Libertad | Property, plant and equipment (depletable) | Accumulated depreciation and depletion
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	(295,715)
Depreciation		(5,712)
Disposals / write-offs		301,427
Property, plant and equipment, ending balance		0
Kiaka | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	76,807	73,173
Property, plant and equipment, ending balance	80,927	76,807
Kiaka | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	76,807	73,173
Additions	4,120	3,634
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	80,927	76,807
Anaconda Regional, Mali | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	25,450	21,903
Property, plant and equipment, ending balance	28,991	25,450
Anaconda Regional, Mali | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	25,450	21,903
Additions	3,541	3,547
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	28,991	25,450
Toega, Burkina Faso | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	19,581
Property, plant and equipment, ending balance		0
Toega, Burkina Faso | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	19,581
Additions		2,440
Disposals / write-offs		0
Reclass / Impairment reversal		(22,021)
Property, plant and equipment, ending balance		0
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	10,230
Property, plant and equipment, ending balance	10,230	10,230
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10,230	10,230
Additions	0	0
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	10,230	10,230
Ondundu | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,778	8,273
Property, plant and equipment, ending balance	10,701	9,778
Ondundu | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9,778	8,273
Additions	923	1,505
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	10,701	9,778
Finland | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,697	5,947
Property, plant and equipment, ending balance	9,034	6,697
Finland | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,697	5,947
Additions	2,337	750
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	9,034	6,697
Bantako Nord, Mali | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,689	0
Property, plant and equipment, ending balance	6,191	1,689
Bantako Nord, Mali | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,689	0
Additions	4,502	1,689
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	6,191	1,689
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,164	0
Property, plant and equipment, ending balance	4,131	2,164
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,164	0
Additions	1,967	2,164
Disposals / write-offs	0	0
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	4,131	2,164
Other | Exploration and evaluation properties (pre-depletable)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12,157	13,542
Property, plant and equipment, ending balance	6,688	12,157
Other | Exploration and evaluation properties (pre-depletable) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12,157	13,542
Additions	5,884	6,393
Disposals / write-offs	(11,353)	(7,778)
Reclass / Impairment reversal	0	0
Property, plant and equipment, ending balance	6,688	12,157
Calibre Mining Corp.
Reconciliation Of Changes In Joint Ventures Accounted For Using Equity Method [Roll Forward]
Beginning balance	53,471	0
Additions	22,764	51,050
Disposals / write-offs	0	0
Reclass / Impairment reversal		2,421
Ending balance	$ 76,235	$ 53,471